Balance Sheet Components	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components
4. BALANCE SHEET COMPONENTS
Property, Plant and Equipment
Property, plant and equipment consist of the following at March 31, 2021 and December 31, 2020:

	As of
	March 31, 2021	December 31, 2020
Machinery and equipment	$14,957	$14,820
Furniture and fixtures	1,480	1,480
Leasehold improvements	2,691	1,488
Software	5,432	4,285
Finance lease asset	34,775	34,775
Construction-in-progress	72,386	21,218
Other	1,871	1,750

Property, plant and equipment, gross	133,592	79,816
Less: accumulated depreciation and amortization	(10,170)	(8,415)

Total property, plant and equipment, net	$123,422	$71,401

Depreciation expense for the three months ended March 31, 2021 and 2020 was $1.8 million and $1.4 million, respectively.
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following at March 31, 2021 and December 31, 2020:

	As of
	March 31, 2021	December 31, 2020
Accrued payroll and payroll related expenses	$8,149	$1,105
Accrued stock issuance	615	285
Accrued outsourced engineering services	4,058	2,514
Accrued purchases of property, plant and equipment	4,310	2,533
Accrued legal expenses	9,813	8,845
Other accrued liabilities	2,102	2,457
Current portion of finance lease liability	1,097	1,070

Total accrued expenses and other current liabilities	$30,144	$18,809

4. Balance Sheet Components
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following at December 31, 2020 and 2019, respectively:

	As of December 31,
	2020	2019
Materials and supplies	$—	$1,872
Prepaid expenses and other current assets	5,368	2,663

Total prepaid expenses and other current assets	$5,368	$4,535

For the years ended December 31, 2020 and 2019, the Company expensed $1.9 million and zero, respectively, of materials and supplies previously reflected in other current assets to research and development.
As of December 31, 2020 and 2019, prepaid expenses and other current assets included $0.5 million and zero, respectively, of capitalized cloud computing implementation costs related to the Company’s enterprise resource planning software.
Property and Equipment
Property and equipment consist of the following at December 31, 2020 and 2019, respectively:

	As of December 31,
	2020	2019
Machinery and equipment	$14,820	$13,483
Furniture and fixtures	1,480	1,228
Leasehold improvements	1,488	1,437
Software	4,285	1,909
Building	—	33,248
Finance lease asset	34,775	—
Construction-in-progress	21,218	4,264
Other	1,750	1,309

Property and equipment, gross	79,816	56,878
Less: accumulated depreciation and amortization	(8,415)	(3,500)

Total property and equipment, net	$71,401	$53,378

Depreciation expense for the years ended December 31, 2020, 2019 and 2018 was $6.0 million, $2.3 million and $0.6 million, respectively.
For the year ended December 31, 2020, the Company expensed $2.0 million of construction-in-progress
and machinery and equipment, net of accumulated depreciation, to impairment expense on the consolidated statements of operations. These assets were related to the Powersports business unit whose operations ceased in the fourth quarter of 2020. The Company had no impairment expense for the years ended December 31, 2019 and 2018.
Deposits on equipment are classified from long-term deposits to property and equipment upon receipt or transfer of title of the related equipment.
During the year ended December 31, 2019, the Company was conveyed 430 acres of land in the City of Coolidge, Arizona at no cost. See Note 14,
Commitments and Contingencies
, for additional information regarding the land conveyance.
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following at December 31, 2020 and 2019, respectively:

	As of December 31,
	2020	2019
Accrued payroll and payroll related expenses	$1,105	$1,385
Accrued stock issuance costs	285	4,695
Accrued outsourced engineering services	2,514	3,205
Accrued purchases of property and equipment	2,533	433
Accrued legal expenses	8,845	243
Other accrued expenses	2,457	804
Current portion of finance lease liability	1,070	—
Current portion of BTS lease financing liability	—	660

Total accrued expenses and other current liabilities	$18,809	$11,425